T. ROWE PRICE U.S. EQUITY RESEARCH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 11.6%
Diversified Telecommunication Services 1.5%
AT&T	691,995	20,172
Verizon Communications	298,010	16,012
		36,184
Entertainment 1.9%
Activision Blizzard	20,163	1,199
Electronic Arts (1)	72,804	7,293
Netflix (1)	66,995	25,157
Walt Disney	136,836	13,218
		46,867
Interactive Media & Services 6.1%
Alphabet, Class A (1)	28,526	33,146
Alphabet, Class C (1)	50,733	58,993
Facebook, Class A (1)	349,791	58,345
		150,484
Media 2.0%
Charter Communications, Class A (1)	21,986	9,593
Comcast, Class A	891,721	30,657
DISH Network, Class A (1)	22,921	458
Liberty Broadband, Class C (1)	85,331	9,448
		50,156
Wireless Telecommunication Services 0.1%
T-Mobile US (1)	31,769	2,665
		2,665
Total Communication Services		286,356
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.3%
Aptiv	61,422	3,024
Magna International	118,045	3,768
		6,792

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Automobiles 0.2%
Ferrari	41,199	6,286
		6,286
Hotels, Restaurants & Leisure 1.9%
Darden Restaurants	16,347	890
Hilton Worldwide Holdings	60,225	4,110
Marriott International, Class A	72,622	5,433
McDonald's	112,034	18,525
MGM Resorts International	147,483	1,740
Starbucks	100,433	6,602
Wynn Resorts	45,363	2,730
Yum! Brands	94,783	6,496
		46,526
Household Durables 0.1%
NVR (1)	1,143	2,937
		2,937
Internet & Direct Marketing Retail 4.7%
Amazon. com (1)	53,637	104,577
Booking Holdings (1)	8,280	11,139
		115,716
Multiline Retail 0.4%
Dollar General	46,475	7,018
Dollar Tree (1)	46,036	3,383
		10,401
Specialty Retail 2.2%
AutoZone (1)	4,143	3,505
Burlington Stores (1)	13,374	2,119
Home Depot	110,435	20,619
Lowe's	73,735	6,345
O'Reilly Automotive (1)	20,728	6,240
Ross Stores	93,349	8,119
TJX	114,045	5,453
Ulta Beauty (1)	9,546	1,677
		54,077

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 0.9%
NIKE, Class B	203,203	16,813
Tapestry	116,118	1,504
VF	69,809	3,775
		22,092
Total Consumer Discretionary		264,827
CONSUMER STAPLES 7.1%
Beverages 2.1%
Coca-Cola	324,783	14,372
Keurig Dr Pepper	207,708	5,041
Monster Beverage (1)	195,137	10,978
PepsiCo	176,869	21,242
		51,633
Food & Staples Retailing 1.2%
Costco Wholesale	53,088	15,137
Sysco	58,979	2,691
Walmart	103,155	11,721
		29,549
Food Products 1.1%
Conagra Brands	373,836	10,968
Mondelez International, Class A	257,159	12,879
Tyson Foods, Class A	78,400	4,537
		28,384
Household Products 1.5%
Kimberly-Clark	57,094	7,301
Procter & Gamble	269,447	29,639
		36,940
Tobacco 1.2%
Altria Group	301,410	11,655
Philip Morris International	243,861	17,792
		29,447
Total Consumer Staples		175,953

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ENERGY 2.3%

Energy Equipment & Services 0.2%
Halliburton	439,577	3,011
Schlumberger	95,306	1,286
		4,297
Oil, Gas & Consumable Fuels 2.1%
Chevron	156,927	11,371
Concho Resources	89,929	3,854
ConocoPhillips	161,150	4,963
EOG Resources	107,940	3,877
Exxon Mobil	288,894	10,969
Marathon Petroleum	119,190	2,815
Occidental Petroleum	197,694	2,289
Pioneer Natural Resources	37,548	2,634
Targa Resources	86,478	598
TC Energy	95,525	4,232
TOTAL, ADR	158,535	5,904
		53,506
Total Energy		57,803
FINANCIALS 10.6%

Banks 4.2%
Bank of America	71,670	1,522
Citigroup	315,793	13,301
Fifth Third Bancorp	770,761	11,446
First Republic Bank	55,243	4,545
JPMorgan Chase	390,434	35,151
PNC Financial Services Group	114,715	10,981
SVB Financial Group (1)	23,784	3,593
Wells Fargo	767,987	22,041
		102,580
Capital Markets 2.3%
Ameriprise Financial	8,717	893
Cboe Global Markets	7,288	650
Charles Schwab	36,544	1,229

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CME Group	64,441	11,143
E*TRADE Financial	153,190	5,258
Goldman Sachs Group	37,552	5,805
Intercontinental Exchange	108,963	8,799
KKR, Class A	99,448	2,334
Morgan Stanley	169,912	5,777
MSCI	5,400	1,560
Raymond James Financial	59,870	3,784
State Street	35,912	1,913
TD Ameritrade Holding	193,486	6,706
Tradeweb Markets, Class A	47,126	1,981
		57,832
Consumer Finance 0.5%
Ally Financial	239,090	3,450
Capital One Financial	148,128	7,469
		10,919
Diversified Financial Services 1.6%
Berkshire Hathaway, Class B (1)	171,014	31,266
Equitable Holdings	398,730	5,762
Voya Financial	56,060	2,273
		39,301
Insurance 2.0%
American International Group	340,530	8,258
Chubb	123,344	13,776
Marsh & McLennan	67,531	5,839
MetLife	203,697	6,227
Progressive	82,832	6,116
Willis Towers Watson	56,534	9,602
		49,818
Total Financials		260,450
HEALTH CARE 14.9%

Biotechnology 3.1%
AbbVie	364,629	27,781
Alexion Pharmaceuticals (1)	24,115	2,165

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Amgen	73,651	14,931
Biogen (1)	29,532	9,343
Gilead Sciences	122,585	9,165
Incyte (1)	52,125	3,817
Regeneron Pharmaceuticals (1)	5,934	2,898
Vertex Pharmaceuticals (1)	29,317	6,976
		77,076
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	91,890	7,251
Becton Dickinson & Company	94,658	21,750
Cooper	5,353	1,476
Danaher	55,025	7,616
Hologic (1)	94,027	3,300
Intuitive Surgical (1)	38,248	18,941
Medtronic	75,613	6,819
Stryker	62,931	10,477
		77,630
Health Care Providers & Services 3.2%
Anthem	46,058	10,457
Centene (1)	195,162	11,595
Cigna	97,173	17,217
CVS Health	118,992	7,060
HCA Healthcare	58,398	5,247
Humana	1,653	519
McKesson	23,780	3,216
UnitedHealth Group	93,824	23,398
		78,709
Life Sciences Tools & Services 1.0%
Agilent Technologies	104,577	7,490
Thermo Fisher Scientific	56,667	16,070
		23,560
Pharmaceuticals 4.5%
Allergan	6,662	1,180
Bristol-Myers Squibb	48,200	2,687
Elanco Animal Health (1)	456,736	10,226

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Eli Lilly	13,937	1,933
Johnson & Johnson	250,665	32,870
Merck	298,666	22,979
Novartis, ADR	21,339	1,759
Novo Nordisk, ADR	21,978	1,323
Pfizer	666,445	21,753
Roche Holding, ADR	37,188	1,509
Zoetis	104,751	12,328
		110,547
Total Health Care		367,522
INDUSTRIALS & BUSINESS SERVICES 7.8%
Aerospace & Defense 1.7%
Boeing	110,984	16,552
L3Harris Technologies	48,493	8,735
Northrop Grumman	34,955	10,576
Textron	167,846	4,476
United Technologies	18,592	1,754
		42,093
Air Freight & Logistics 0.6%
United Parcel Service, Class B	152,236	14,222
		14,222
Airlines 0.1%
Alaska Air Group	59,835	1,703
United Airlines Holdings (1)	69,408	2,190
		3,893
Building Products 0.2%
Johnson Controls International	169,412	4,567
		4,567
Commercial Services & Supplies 0.2%
Waste Connections	75,784	5,873
		5,873
Electrical Equipment 0.1%
AMETEK	22,011	1,585
		1,585

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrial Conglomerates 1.8%
General Electric	2,136,077	16,960
Honeywell International	104,238	13,946
Roper Technologies	41,589	12,968
		43,874
Machinery 1.8%
Cummins	54,295	7,347
Flowserve	178,253	4,259
Fortive	135,087	7,455
Illinois Tool Works	17,379	2,470
Ingersoll Rand (1)	109,700	2,721
PACCAR	162,723	9,947
Parker-Hannifin	18,700	2,426
Snap-on	17,323	1,885
Stanley Black & Decker	26,085	2,609
Wabtec	78,808	3,793
		44,912
Professional Services 0.4%
CoStar Group (1)	5,045	2,963
Equifax	57,132	6,824
TransUnion	22,798	1,509
		11,296
Road & Rail 0.9%
JB Hunt Transport Services	81,682	7,534
Norfolk Southern	15,057	2,198
Union Pacific	83,008	11,707
		21,439
Total Industrials & Business Services		193,754
INFORMATION TECHNOLOGY 26.1%

Communications Equipment 1.1%
Cisco Systems	527,871	20,751
Motorola Solutions	45,715	6,076
		26,827

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A	100,093	7,295
CDW	36,396	3,395
FLIR Systems	39,142	1,248
Keysight Technologies (1)	14,436	1,208
		13,146
IT Services 6.1%
Accenture, Class A	92,538	15,108
Cognizant Technology Solutions, Class A	143,604	6,673
Fidelity National Information Services	159,179	19,363
Fiserv (1)	164,327	15,609
FleetCor Technologies (1)	44,926	8,381
Global Payments	96,120	13,863
Mastercard, Class A	105,464	25,476
PayPal Holdings (1)	60,798	5,821
VeriSign (1)	17,359	3,126
Visa, Class A	231,820	37,351
		150,771
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices (1)	292,011	13,281
Applied Materials	363,209	16,642
Broadcom	29,958	7,103
Intel	49,700	2,690
Lam Research	58,518	14,044
Marvell Technology Group	14,738	333
Micron Technology (1)	455,114	19,142
NVIDIA	127,019	33,482
NXP Semiconductors	36,115	2,995
QUALCOMM	70,079	4,741
Xilinx	97,572	7,605
		122,058
Software 8.4%
Citrix Systems	13,300	1,883
Intuit	34,790	8,002
Microsoft	889,515	140,285

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NortonLifeLock	598,309	11,194
Oracle	90,014	4,350
salesforce. com (1)	172,724	24,869
Synopsys (1)	49,552	6,382
VMware, Class A (1)	45,662	5,530
Workday, Class A (1)	36,969	4,814
		207,309
Technology Hardware, Storage & Peripherals 5.0%
Apple	488,707	124,273
		124,273
Total Information Technology		644,384
MATERIALS 2.2%

Chemicals 1.9%
Air Products & Chemicals	7,724	1,542
Celanese	31,869	2,339
CF Industries Holdings	76,511	2,081
DuPont de Nemours	138,981	4,739
Linde	108,342	18,743
PPG Industries	84,108	7,031
RPM International	35,588	2,118
Sherwin-Williams	9,387	4,314
Westlake Chemical	79,236	3,024
		45,931
Containers & Packaging 0.3%
Avery Dennison	38,766	3,949
International Paper	55,442	1,726
Packaging Corp. of America	21,899	1,901
Sealed Air	48,273	1,193
		8,769
Total Materials		54,700
REAL ESTATE 2.2%
EQUITY REAL ESTATE INVESTMENT TRUSTS 2.2%
American Tower, REIT	46,817	10,194
AvalonBay Communities, REIT	35,347	5,202

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Crown Castle International, REIT	27,765	4,009
Equinix, REIT	6,377	3,983
Equity Residential, REIT	69,599	4,295
JBG SMITH Properties, REIT	31,210	993
Prologis, REIT	141,126	11,342
Public Storage, REIT	24,060	4,779
SBA Communications, REIT	3,821	1,032
Simon Property Group, REIT	51,598	2,831
SL Green Realty, REIT	31,315	1,350
Vornado Realty Trust, REIT	33,485	1,212
Weyerhaeuser, REIT	123,572	2,095
Total Real Estate		53,317
UTILITIES 3.8%

Electric Utilities 2.1%
American Electric Power	82,336	6,585
Edison International	19,258	1,055
Entergy	40,141	3,772
Eversource Energy	8,029	628
NextEra Energy	107,877	25,958
Southern	269,083	14,568
		52,566
Gas Utilities 0.2%
Atmos Energy	44,103	4,377
		4,377
Multi-Utilities 1.5%
Ameren	111,476	8,119
CenterPoint Energy	127,400	1,968
NiSource	303,004	7,566
Sempra Energy	163,432	18,466
		36,119
Total Utilities		93,062
Total Common Stocks (Cost $2,183,017)		2,452,128

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 0.93% (2)(3)	14,136,395	14,136
		14,136

U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 0.02%, 8/20/20 (4)	435,000	435
U. S. Treasury Bills, 1.531%, 4/9/20 (4)	929,000	929
		1,364

Total Short-Term Investments (Cost $15,500)		15,500

Total Investments in Securities 99.9%
(Cost $2,198,517)		$2,467,628
Other Assets Less Liabilities 0.1%		2,445
Net Assets 100.0%		$2,470,073

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 58 S&P 500 E-Mini Index contracts	6/20	7,452	$775
Net payments (receipts) of variation margin to date			(895)

Variation margin receivable (payable) on open futures contracts			$(120)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$44	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Treasury
Reserve Fund	$16,750	¤	¤	$14,136	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $44 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $14,136.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,452,128	$ —	$ —	$ 2,452,128
Short-Term Investments	14,136	1,364	—	15,500
Total Securities	$2,466,264	$ 1,364	$ —	$ 2,467,628
Liabilities
Futures Contracts	$120	$ —	$ —	$ 120